Debt - Schedule of Company's Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount			$ 750,000,000
Senior Notes, due year	2024
Interest rate	3.625%	3.625%	3.625%
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount			$ 650,000,000
Senior Notes, due year	2025
Interest rate	4.15%	4.15%	4.15%
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €		€ 550,000,000
Senior Notes, due year	2023
Interest rate	1.90%	1.90%	1.90%
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €		€ 600,000,000
Senior Notes, due year	2027
Interest rate	1.50%	1.50%	1.50%
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 425,000,000
Senior Notes, due year	2022
Interest rate	3.10%	3.10%	3.10%
Two Point Four Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount			$ 750,000,000
Senior Notes, due year	2030
Interest rate	2.45%	2.45%	2.45%
Bank Term Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	4.86%	4.86%	4.86%	4.23%
Government Loans [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	0.13%	0.13%	0.13%	1.54%